Discontinued Operations; Note Receivable	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations; Note Receivable

Note 3 – Discontinued Operations; Note Receivable

On September 18, 2020, the Company entered into a Purchase and Sale Agreement with Mr. LightHouse LTD., an Israeli corporation (“MLH”) pursuant to which the Company agreed to sell and assign to MLH, effective July 1, 2020 all the shares, and certain specified liabilities, of Ugopherservices Corp. (“UGO”), a wholly owned subsidiary of the Company, in consideration of $100,000 to be paid through the delivery of a promissory note payable to the Company (the “Note”), upon the terms and subject to the limitations and conditions set forth in the Note. There is no material relationship between the Company, on one hand, and MLH, on the other hand. At December 31, 2020, the Company determined that this note receivable was not collectible and took an impairment charge of $100,000.

On September 30, 2019, the Company entered into an Asset Purchase Agreement with Surge Holdings, Inc., a Nevada corporation (“SURG”) pursuant to which the Company agreed to sell and assign to SURG all the assets and certain specified liabilities of its ECS Prepaid, Electronic Check Services and the Central State Legal Services businesses in consideration of $5,000,000 to be paid through the issuance of 3,333,333 shares of SURG’s common stock and a convertible promissory note in favor of the Company in the principal amount of $4,000,000. The 3,333,333 shares of SURG’s common stock have been pledged to a third party for providing working capital needs of the Company (See Note 8).

UGO, ECS Prepaid, Electronic Check Services and the Central State Legal Services businesses have been presented as discontinued operations on the accompanying financial statements.

The operating results for UGO, ECS Prepaid, Electronic Check Services and the Central State Legal Services have been presented in the accompanying consolidated statements of operations for the years ended December 31, 2020 and 2019 as discontinued operations and are summarized below:

	Years Ended December 31,
	2020	2019
Revenue	$8,291,842	$42,998,336
Cost of revenue	7,900,122	41,596,118
Gross Profit	391,720	1,402,218
Operating expenses	408,644	2,477,084
Loss from operations	(16,924)	(1,074,866)
Other income (expenses)	-	(3)
Net loss	$(16,924)	$(1,074,869)

The assets and liabilities of the discontinued operations at December 31, 2020 and 2019 are summarized below:

	December 31,	December 31,
	2020	2019

Current assets	$-	$89,123
Property and equipment	-	117,686
Total assets	$-	$206,809

Current liabilities	$-	$1,151,073
Total liabilities	$-	$1,151,073